Equity (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Summary of Capital Stock Prior to and Immediately After Stock Split
The capital stock of the Company is as follows:

Series of shares	Shareholders	Outstanding shares	% of the capital stock	% of ordinary shares with full voting rights
A	Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.	7,936,628,152	47.22%	55.97%
D	Wholly-owned subsidiaries of The Coca-Cola Company	4,668,365,424	27.78%	32.92%
B	Public float	1,575,624,195	9.38%	11.11%
L	Public float	2,626,040,325	15.63%	0%
Total		16,806,658,096	100.00%	100.00%

Summary of Capital Stock
As of December 31, 2023, 2022 and 2021, the number of each share series representing Coca-Cola FEMSA’s common stock is comprised as follows:

	Outstanding Shares

Series of shares	2023	2022	2021
A	7,936,628,152	7,936,628,152	7,936,628,152
D	4,668,365,424	4,668,365,424	4,668,365,424
B	1,575,624,195	1,575,624,195	1,575,624,195
L	2,626,040,325	2,626,040,325	2,626,040,325
	16,806,658,096	16,806,658,096	16,806,658,096

Summary of Dividends Declared and Paid
For the years ended December 31, 2023, 2022 and 2021 the dividends declared and paid per share by the Company are as follows:

Series of shares (1)	2023	2022	2021
A	5,754	5,387	5,000
D	3,385	3,169	2,941
L	1,904	1,782	1,654
B	1,142	1,069	993
	12,185	11,407	10,588

(1) At an ordinary shareholders’ meeting of Coca-Cola FEMSA held on March 27, 2023, the shareholders declared a dividend of Ps. 12,185 that was paid on May 3, 2023 and November 3, 2023. This represents a dividend of Ps.0.7250 per share.